Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Consumer Discretionary Portfolio	Apr. 29, 2024
Select Consumer Discretionary Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	41.78%
Past 5 years	13.67%
Past 10 years	10.78%
Select Consumer Discretionary Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	40.98%
Past 5 years	12.35%
Past 10 years	9.59%
Select Consumer Discretionary Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	25.20%
Past 5 years	10.90%
Past 10 years	8.63%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1505
Average Annual Return:
Past 1 year	40.48%
Past 5 years	16.61%
Past 10 years	12.59%